UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number : 811-2796

Name of Registrant: Putnam High Yield Trust

Address of Principal Executive Offices:
One Post Office Square
Boston, Massachusetts 02109

Name and address of agent of service:
Beth S. Mazor, Vice President
Putnam High Yield Trust
One Post Office Square
Boston, Massachusetts 02109

Copy to:
John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant's telephone number including area code:
(617) 292-1000

Date of fiscal year end:
08/31

Date of Reporting Period:
07/01/2005 - 06/30/2006

Item 1. Proxy Voting Record

=========================== PUTNAM HIGH YIELD TRUST ============================

COMPASS MINERALS INTERNATIONAL INC

Ticker:	CMP	Security ID:	20451N101
Meeting Date: AUG 4, 2005		Meeting Type: A
Record Date: JUN 15, 2005

#	Proposal		Mgt Rec	Vote Cast	Sponsor
1.01	Elect Vernon G. Baker II		For	For	Management
1.02	Elect Bradley J. Bell		For	For	Management
1.03	Elect Richard S. Grant		For	For	Management

2.00	Ratify selection of auditors		For	For	Management
3.00	Adopt the 2005 Incentive Award Plan		For	For	Management

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COMPASS MINERALS INTERNATIONAL, INC

Ticker:	CMP	Security ID:	20451N101
Meeting Date: MAY 11, 2006		Meeting Type: Annual
Record Date: MAR 22, 2006

#	Proposal		Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Mr. David J. D'Antonio		For	For	Management
1.2	Elect Director Mr. Perry W. Premdas		For	For	Management
1.3	Elect Director Mr. Allan R. Rothwell		For	For	Management
2	Ratify Auditors		For	For	Management

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CROWN CASTLE INTERNATIONAL CORP.

Ticker:	CCI	Security ID:	228227104
Meeting Date: MAY 25, 2006		Meeting Type: Annual
Record Date: MAR 31, 2006

#	Proposal		Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Ari Q. Fitzgerald		For	Withhold	Management
1.2	Elect Director John P. Kelly		For	Withhold	Management
1.3	Elect Director Robert E. Garrison, II		For	Withhold	Management
2	Ratify Auditors		For	Abstain	Management

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DOBSON COMMUNICATION CORPORATION

Ticker:	DCEL	Security ID:	256069105
Meeting Date: JUN 7, 2006		Meeting Type: Annual
Record Date: APR 17, 2006

#	Proposal		Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Everett R. Dobson		For	For	Management
1.2	Elect Director Stephen T. Dobson		For	For	Management
1.3	Elect Director Robert A. Schriesheim		For	For	Management
2	Amend Omnibus Stock Plan		For	Against	Management
3	Ratify Auditors		For	For	Management

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GENESIS HEALTHCARE CORP.

Ticker:	GHCI	Security ID:	37184D101
Meeting Date: FEB 22, 2006		Meeting Type: Annual
Record Date: JAN 6, 2006

#	Proposal		Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Robert H. Fish		For	For	Management
1.2	Elect Director Charles W. McQueary		For	For	Management
1.3	Elect Director Charlene Connolly Quinn		For	For	Management

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HUNTSMAN CORP

Ticker:	HUN	Security ID:	447011206
Meeting Date: MAY 4, 2006		Meeting Type: Annual
Record Date: MAR 16, 2006

#	Proposal		Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Peter R. Huntsman		For	Withhold	Management
1.2	Elect Director Wayne A. Reaud		For	Withhold	Management
1.3	Elect Director Alvin V. Shoemaker		For	Withhold	Management
2	Ratify Auditors		For	For	Management

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ION MEDIA NETWORKS INC

Ticker:	ION	Security ID:	704231604
Meeting Date: JUN 23, 2006		Meeting Type: Annual
Record Date: APR 24, 2006

#	Proposal		Mgt Rec	Vote Cast	Sponsor
1	Elect Director Frederick M. R. Smith		For	For	Management
2	Change Company Name		For	For	Management
3	Increase Authorized Common Stock		For	For	Management
4	Approve Omnibus Stock Plan		For	Against	Management
5	Ratify Auditors		For	For	Management

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IWO HOLDINGS, INC.

Ticker:		Security ID:	45071TAF2
Meeting Date: MAR 20, 2006		Meeting Type: Written Consent
Record Date: MAR 2, 2006

#	Proposal		Mgt Rec	Vote Cast	Sponsor
1	THE PROPOSED AMENDMENTS		None	Did Not	Management
Vote

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KNOLOGY, INC.

Ticker:	KNOL	Security ID:	499183804
Meeting Date: MAY 2, 2006		Meeting Type: Annual

Record Date: MAR 7, 2006

#	Proposal		Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director O. Gene Gabbard		For	Withhold	Management
2	Approve Omnibus Stock Plan		For	Against	Management

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LEGRAND

Ticker:		Security ID:	FR0010307819
Meeting Date: JUN 7, 2006		Meeting Type: Annual/Special
Record Date:

#	Proposal		Mgt Rec	Vote Cast	Sponsor
1	Approve Special Dividend of EUR 0.41 per		For	Did Not	Management
	Share			Vote
2	Authorize Filing of Required		For	Did Not	Management
	Documents/Other Formalities			Vote

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NORTHWESTERN CORP

Ticker:	NWEC	Security ID:	668074305
Meeting Date: JUL 14, 2005		Meeting Type: A
Record Date: MAY 16, 2005

#	Proposal		Mgt Rec	Vote Cast	Sponsor
1.01	Elect Stephen P. Adik		For	For	Management
1.02	Elect E. Linn Draper Jr.		For	For	Management
1.03	Elect Jon S. Fossel		For	For	Management
1.04	Elect Michael J. Hanson		For	For	Management
1.05	Elect Julia L. Johnson		For	For	Management
1.06	Elect Philip L. Maslowe		For	For	Management
2.00	Ratify selection of auditors		For	For	Management

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STERLING CHEMICALS, INC.

Ticker:	SCHI	Security ID:	859166100
Meeting Date: APR 21, 2006		Meeting Type: Annual
Record Date: MAR 3, 2006

#	Proposal		Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Richard K. Crump		For	Withhold	Management
1.2	Elect Director Dr. Peter Ting Kai Wu		For	Withhold	Management
2	Ratify Auditors		For	For	Management

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STERLING CHEMICALS, INC.

Ticker:	SCHI	Security ID:	859166AA8
Meeting Date: APR 21, 2006		Meeting Type: Annual
Record Date: MAR 3, 2006

#	Proposal		Mgt Rec	Vote Cast	Sponsor
1	Elect Director John W. Gildea		For	Against	Management

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SUN HEALTHCARE GROUP INC

Ticker:	SUNH	Security ID:	866933401
Meeting Date: OCT 31, 2005		Meeting Type: S
Record Date: SEP 16, 2005

#	Proposal		Mgt Rec	Vote Cast	Sponsor
1.00	Approve common stock issuance		For	For	Management

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SUN HEALTHCARE GROUP, INC.

Ticker:	SUNH	Security ID:	866933401
Meeting Date: MAY 25, 2006		Meeting Type: Annual
Record Date: APR 6, 2006

#	Proposal		Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Gregory S. Anderson		For	For	Management
1.2	Elect Director Tony M. Astorga		For	For	Management
1.3	Elect Director Christrian K. Bement		For	For	Management
1.4	Elect Director Michael J. Foster		For	For	Management
1.5	Elect Director Barbara B. Kennelly		For	For	Management
1.6	Elect Director Steven M. Looney		For	For	Management
1.7	Elect Director Richard K. Matros		For	For	Management
1.8	Elect Director Keith W. Pennell		For	For	Management
1.9	Elect Director Milton J. Walters		For	For	Management
2	Amend Omnibus Stock Plan		For	Against	Management
3	Ratify Auditors		For	For	Management

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TRAVELCENTERS OF AMERICA INC

Ticker:		Security ID:	894172113
Meeting Date: JUL 22, 2005		Meeting Type: C
Record Date: JUL 11, 2005

#	Proposal		Mgt Rec	Vote Cast	Sponsor
1.00	Misc. management - Fund/Trust/Debtholders		For	Against	Management

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WHX CORP

Ticker:	Security ID:	929248AB8
Meeting Date: JUL 11, 2005	Meeting Type: C
Record Date: JUN 14, 2005

# Proposal		Mgt Rec	Vote Cast	Sponsor
1.00	Approve plan of reorganization	For	Did Not	Management
Vote

Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to have been voted against management's recommendation if management's recommendation is 'For' or 'Against,' and for management's recommendation if management's recommendation is 'Abstain.' Where management has recommended that shareholders 'Abstain' from voting on a ballot item, a ballot marked 'For' or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'

Where management has made no recommendation on a ballot item, 'None' is used to indicate that there is no management recommendation that a shareholder may vote 'For' or 'Against.'

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PUTNAM HIGH YIELD TRUST __________________________________________________________________________ (Registrant)

By /s/ Charles E. Porter, Executive Vice President, Associate Treasurer and Principal Executive Officer _______________________________________________________________________ (Signature & Title)

Date: August 11, 2006